Report of Directors Corporate Governance -Long term incentive awards - Narrative (Details) - Long-term incentive awards £ / shares in Units, $ in Billions	12 Months Ended	36 Months Ended
	Dec. 31, 2023 GBP (£) shares installment	Dec. 31, 2023 USD ($) installment	Feb. 28, 2021 £ / shares	Feb. 29, 2020 £ / shares
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share) | £ / shares				£ 5.62
Decrease in share price	24.00%
Tranche 1
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Tranche 2
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Tranche 3
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Tranche 4
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
Tranche 5
Disclosure of transactions between related parties [line items]
Vesting percentage	20.00%
2020 LTI Award
Disclosure of transactions between related parties [line items]
Grant share price decline limit		30.00%
Share price on date of grant (in gbp per share) | £ / shares			£ 4.262
2020 LTI Award | Minimum
Disclosure of transactions between related parties [line items]
Sustainable finance and investment target | $		$ 750
2020 LTI Award | Maximum
Disclosure of transactions between related parties [line items]
Sustainable finance and investment target | $		$ 1,000
2020 LTI Award | Noel Quinn
Disclosure of transactions between related parties [line items]
Shares vested (in shares) | shares	838,915
2020 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Shares vested (in shares) | shares	371,697
Number of installments | installment		5
2024 LTI Award
Disclosure of transactions between related parties [line items]
Number of installments | installment	5
Award as a percentage of base salary	320.00%
Renewable energy target	90.00%
Performance period	3 years
2024 LTI Award | Noel Quinn
Disclosure of transactions between related parties [line items]
Expense from share-based payment transactions with employees | £	£ 4,275,000
2024 LTI Award | Georges Elhedery
Disclosure of transactions between related parties [line items]
Expense from share-based payment transactions with employees | £	£ 2,496,000